DEBT - Summary of movements in debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2017
Movement In Debt Balance [Roll Forward]
Debt issuance costs, beginning balance	$ (3,634)
Long-term debt, beginning balance	1,349,042
Loan draw downs	225,540
Loan repayments	(423,482)	$ (33,200)
Amortization of purchase price adjustment	813
Capitalized financing fees and expenses	(5,174)
Amortization of capitalized fees and expenses	941
Debt issuance costs, ending balance	(7,867)
Long-term debt, ending balance	1,147,680
Floating Rate Debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	1,185,294
Loan draw downs	225,540
Loan repayments	(255,287)
Long-term debt, gross, ending balance	1,155,547
Fixed Rate Debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	167,382
Loan repayments	(168,195)
Amortization of purchase price adjustment	813
Long-term debt, gross, ending balance	$ 0